Condensed Financial Information of the Parent Company - Schedule of Parent Company Statements of Income and Comprehensive Income (Details) - Jin Medical International Ltd [Member] - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
OPERATING EXPENSES
General and administrative expenses	$ 1,093,510	$ 587,490
OTHER INCOME
Interest income, net	104,441	27,448
Other income, net	31,505
EQUITY IN EARNINGS OF SUBSIDIARIES	4,633,491	3,438,272	2,706,527
NET INCOME	3,675,927	2,878,230	2,706,527
FOREIGN CURRENCY TRANSLATION ADJUSTMENTS
COMPREHENSIVE INCOME ATTRIBUTABLE TO THE COMPANY	$ 3,675,927	$ 2,878,230	$ 2,706,527